Organization, Business Operations and Basis of Presentation (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jul. 10, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering
Share price		$ 10.00	$ 10.00
Net issuance costs			$ 8,100,000
Minimum closing price of company's common stock per share		$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares, after the completion of the initial business combination		20 days	20 days
Threshold specified trading days for transfer, assign or sale of shares, after the completion of the initial business combination		30 days	30 days
Threshold specified trading days for transfer, assign or sale of shares, after the completion of the initial business combination		150 days	150 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination		100.00%	100.00%
Minimum percentage of aggregate fair market value of assets		80.00%	80.00%
Ownership interest to be acquired on post-transaction company	50.00%	50.00%
Minimum net tangible assets upon consummation of business combination		$ 5,000,001	$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company		15.00%	15.00%
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Residual assets remaining available for distribution (in dollars per share)		$ 10.00	$ 10.00
Class A common stock
Initial Public Offering
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination		100.00%	100.00%
Common stock, par value		$ 0.0001	$ 0.0001
IPO
Initial Public Offering
Number of shares issued	13,570,000
Share price	$ 10
Proceeds from issuance of shares	$ 135,700,000
Net issuance costs	8,100,000
Deferred underwriting commissions	$ 4,800,000
IPO | Class A common stock
Initial Public Offering
Number of shares issued	13,570,000
Share price	$ 10.00
Proceeds from issuance of shares	$ 135,700,000
Private Placement
Initial Public Offering
Number of shares issued	471,400
Share price	$ 10.00
Proceeds from issuance of shares	$ 4,700,000